Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 3,375		₨ 2,763		$ 46
Company's share of profits for the year	480	$ 7	561	₨ 438
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	68		49	65
Company's share of profits for the year	₨ 19		₨ (16)	₨ (11)